Jul-28-03 02:15pm From- T-491 P.003/003 F-718

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

03055698

1-13182

NYSE

RECD S.E.C.
JUL 2 8 2003
081

**REVISED**

July 28, 2003

PROCESSED
JUL 3 1 2003
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Riverwood Holding, Inc. (to be renamed Graphic Packaging Corporation), Series A Junior Participating Preferred Stock Purchase Rights, associated with the Common Stock, $0.01 par value per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A/A received on July 28, 2003.

Sincerely,